Cover	3 Months Ended
Mar. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	In this Prospectus, we refer to Giga-tronics, Inc. as Gresham Worldwide which is a fictitious name we have filed in Arizona and California. When we use the name Giga-tronics, we refer to our Giga-tronics Division which is not a separate subsidiary. Our wholly-owned subsidiary, Gresham Holdings, Inc., (formerly Gresham Worldwide, Inc.) is referred to as “Gresham” or “GWW”. In this Prospectus, unless the context otherwise requires, the “Company,” “we,” “us” and “our” refer to Gresham Worldwide and its wholly-owned subsidiaries or the combined company. Outstanding share numbers after this offering, the number of shares being registered hereunder and the related ownership percentages are calculated based on the assumption that the interest payable in certain convertible notes will be paid in cash and there will be no cashless exercise of certain outstanding warrants. If shares will be issued in lieu of interest, the Company will be obligated to register the conversion shares with the Securities and Exchange Commission (the “SEC”). If holder of our warrants exercises their warrants on a cashless basis, fewer shares of our common stock will be outstanding after such exercise.
Entity Registrant Name	GIGA TRONICS INC
Entity Central Index Key	0000719274
Entity Tax Identification Number	94-2656341
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	7272 E. Indian School Road
Entity Address, Address Line Two	Suite 540
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	833
Local Phone Number	457-6667
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7272 E. Indian School Road
Entity Address, Address Line Two	Suite 540
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	833
Local Phone Number	457-6667